Recurring Fair Value Measurements (Details) - Schedule of changes to Level 3 liabilities - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Changes To Level3 Liabilities Abstract
Balance	$ 457,261	$ 1,149,715	$ 2,566,959
Initial fair value of public and private warrants				15,085,335
Transfer of public warrants to Level 1				(10,141,998)
Change in fair value	98,536	(692,454)	(1,417,244)	(2,376,378)
Balance	$ 555,797	$ 457,261	$ 1,149,715	$ 2,566,959